Bank overdrafts and short-term borrowings - Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Bank overdrafts	7.81%	5.12%
Borrowings	5.65%	3.30%